COST OF REVENUES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cost Of Revenues [Abstract]
Payroll and related expenses	$ 6,352	$ 4,058	$ 2,135